Interest income and expense (Tables)	6 Months Ended
Apr. 30, 2019
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Summary of Consolidated Interest Income and Expense for Both Product and Accounting Categories

The table below provides the consolidated interest income and expense by accounting categories.

					For the three months ended				For the six months ended
$ millions		2019 Apr. 30		2019 Jan. 31		2018 Apr. 30		2019 Apr. 30		2018 Apr. 30
	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost (1)	$4,337	$2,476	$4,433	$2,451	$3,678	$1,683	$8,770	$4,927	$7,203	$3,120
Debt securities measured at FVOCI (1)	236	n/a	237	n/a	173	n/a	473	n/a	318	n/a
Other(2)	452	89	454	77	378	70	906	166	692	144
Total	$5,025	$2,565	$5,124	$2,528	$4,229	$1,753	$10,149	$5,093	$8,213	$3,264
(1)	Interest income for financial instruments that are measured at amortized cost and debt securities that are measured at FVOCI is calculated using the effective interest rate method.
(2)	Includes interest income and expense and dividend income for financial instruments that are mandatorily measured and designated at FVTPL and equity securities designated at FVOCI.
n/a	Not applicable.